Cover	Jan. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2026
Entity File Number	000-56252
Entity Registrant Name	HONG YUAN HOLDING GROUP
Entity Central Index Key	0001324759
Entity Tax Identification Number	91-2154289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2103
Entity Address, Address Line Two	21F, No.368, Tianfu 2nd Street
Entity Address, Address Line Three	Wuhou District
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610094
City Area Code	+86
Local Phone Number	1938218578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HGYN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false